UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/09

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      May 5, 2009
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  18

Form 13F Information Table Value Total:	 $64,798
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC	                COM	  005208103	  682 	261,405    SH	        Sole		261,405    0	0
BJ SERVICES CO.	                COM	  055482103	  995 	100,000    SH		Sole		100,000    0	0
BPZ RESOURCES, INC	        COM	  055639108	1,409 	380,720    SH		Sole		380,720    0	0
CHESAPEAKE ENERGY CORP	        COM	  165167107	6,658 	390,255    SH		Sole		390,255    0	0
GASTAR EXPLORATION LTD	        COM	  367299104	   54 	100,000    SH		Sole		100,000    0	0
GULF ISLAND FABRICATION INC	COM	  402307102	  675 	 84,300    SH		Sole		 84,300    0	0
MCDERMOTT INTL	                COM	  580037109    11,696 	873,483    SH		Sole		873,483    0	0
PETROHAWK ENERGY CORP	        COM	  716495106	4,135 	215,054    SH		Sole		215,054    0	0
PLAINS EXPL & PROD CO LP	COM	  726505100	1,723 	100,000    SH		Sole		100,000    0	0
PROSHARES TRUST	        PSHS ULTRSHT O&G  74347R586	2,941 	111,250    SH		Sole		111,250    0	0
RANGE RESOURCES CORP	        COM	  75281A109	6,579 	159,830    SH		Sole		159,830    0	0
SANDRIDGE ENERGY, INC.	        COM	  80007P307	  527 	 80,000    SH		Sole		 80,000    0	0
SOUTHWESTERN ENERGY CO.	        COM	  845467109	6,210 	209,160    SH		Sole		209,160    0	0
SUPERIOR ENERGY SERVICES INC	COM	  868157108	  679 	 52,679    SH		Sole		 52,679    0	0
TXCO RESOURCES INC	        COM	  87311M102	  206 	500,000    SH		Sole		500,000    0	0
ULTRA PETROLEUM CORP	        COM	  903914109	9,047 	252,084    SH		Sole		252,084    0	0
WEATHERFORD INTL LTD	        REG	  H27013103	4,581 	413,802    SH		Sole		413,802    0	0
TRANSOCEAN LTD.	              REG SHS	  H8817H100	6,001 	101,987    SH		Sole		101,987    0	0

